Employee benefits (Tables)	12 Months Ended
Dec. 31, 2022
Employee Benefits [Abstract]
Schedule Of Net Defined Benefit Liability (Asset)

	December 31, 2022	December 31, 2021
	€m	€m
Net employee benefit obligations-Germany	69.4	149.3
Net employee benefit obligations-Sweden	45.4	70.3
Net employee benefit obligations-Italy	4.0	4.6
Net employee benefit obligations-Switzerland	3.4	5.8
Net employee benefit obligations-Austria	2.8	5.5
Net employee benefit obligations-total of other countries	7.1	8.7
Total net employee benefit obligations	132.1	244.2
The history of experience adjustments from inception of the Company for the employee benefit plans is as follows:

	December 31, 2022	December 31, 2021	December 31, 2020
	€m	€m	€m
Present value of defined benefit obligations	233.3	341.5	365.1
Fair value of plan assets	(107.6)	(108.4)	(97.9)
Recognized liability in the scheme	125.7	233.1	267.2
Experience losses/(gains) on plan liabilities	7.7	1.8	(0.8)
Experience losses/(gains) on plan assets	4.4	(9.6)	(0.4)

Schedule of Net Employee Benefit Obligations And Components
Reconciliation from the opening balances to the closing balances for the net employee benefit obligation and its components, including the amounts recognized in the Consolidated Statement of Profit or Loss and the Consolidated Statement of Comprehensive Income:

	Present value of defined benefit obligation		Fair value of plan assets		Net defined benefit obligation
	2022	2021	2022	2021	2022	2021
	€m	€m	€m	€m	€m	€m
Balance at January 1	352.6	374.1	(108.4)	(97.9)	244.2	276.2
Included in the Consolidated Statement of Profit or Loss
Current service cost	6.2	7.9	—	—	6.2	7.9
Interest cost/(income)	3.8	2.2	(1.0)	(0.5)	2.8	1.7
	10.0	10.1	(1.0)	(0.5)	9.0	9.6
Included in the Consolidated Statement of Comprehensive Income
Actuarial (gain)/loss arising from:
–demographic assumptions	(1.8)	(1.5)	—	—	(1.8)	(1.5)
–financial assumptions	(118.4)	(26.8)	—	—	(118.4)	(26.8)
–experience adjustment	7.7	1.8	—	—	7.7	1.8
Loss/(return) on plan assets, excluding interest income	—	—	4.4	(9.6)	4.4	(9.6)
Exchange adjustments	(3.5)	(0.3)	(0.7)	(0.6)	(4.2)	(0.9)
	(116.0)	(26.8)	3.7	(10.2)	(112.3)	(37.0)
Other
Acquired through business combinations	—	3.5	—	—	—	3.5
Contributions by employer	—	—	(1.4)	(1.2)	(1.4)	(1.2)
Contributions by members	3.2	0.8	(3.2)	(0.8)	—	—
Benefits paid	(10.1)	(9.1)	2.7	2.2	(7.4)	(6.9)
	(6.9)	(4.8)	(1.9)	0.2	(8.8)	(4.6)
Balance at December 31	239.7	352.6	(107.6)	(108.4)	132.1	244.2

Schedule Of Cumulative Actuarial Losses Recognized
The cumulative amount of actuarial (gains)/losses recognized is as follows:

	Year ended December 31, 2022	Year ended December 31, 2021
	€m	€m
Cumulative amount of actuarial (gains)/losses recognized in Consolidated Statement of Comprehensive Income	(71.8)	40.5

Schedule Of Plan Assets At Fair Value	The fair value of plan assets, all at quoted prices are as follows:

	December 31, 2022	December 31, 2021
	€m	€m
Equities	37.6	32.7
Debt instruments	34.8	42.7
Property	23.1	20.3
Other	12.1	12.7
Total	107.6	108.4

Defined Benefit Plan Principal Actuarial Assumptions
The following are the principal actuarial assumptions at the reporting date for the defined benefit retirement plans in Germany, Sweden, Austria, Switzerland and Italy. The remaining employee benefit plans are not considered to be material, individually and in aggregate, and therefore we do not provide disclosure of the individual actuarial assumptions for those plans:

	Defined benefit retirement plans
December 31, 2022	Germany	Sweden	Austria	Switzerland	Italy
Discount rate	3.80%	4.00%	3.20%	1.95%	3.50%
Inflation rate	2.20%	2.00%	5.00%	1.25%	2.50%
Rate of increase in salaries	2.80%	3.00%	5.00%	1.75%	3.38%
Rate of increase for pensions in payment	1.00%-2.20%	2.00%	—	—	—

	Defined benefit retirement plans
December 31, 2021	Germany	Sweden	Austria	Switzerland	Italy
Discount rate	1.10%	1.80%	0.90%	0.10%	0.35%
Inflation rate	2.00%	2.20%	2.00%	1.00%	1.50%
Rate of increase in salaries	2.80%	3.20%	2.00%	1.50%	2.63%
Rate of increase for pensions in payment	1.00%-2.00%	2.20%	—	—	—

Actuarial Assumptions Of Life Expectancy
These references are to the specific standard rates of mortality that are published and widely used in each country for the use of actuarial assessment of pension liabilities and take account of local current and future average life expectancy.

December 31, 2022 (years)	Germany	Sweden	Austria	Switzerland	Italy
Retiring at the end of the year:
Male	21	22	23	22	21
Female	25	24	26	24	22

December 31, 2021 (years)	Germany	Sweden	Austria	Switzerland	Italy
Retiring at the end of the year:
Male	21	22	23	22	21
Female	24	24	26	24	22

Disclosure Of Sensitivity Analysis For Actuarial Assumptions Explanatory
The effect of a 1 percentage point movement in the most significant assumptions for the year ended December 31, 2022 is as follows:

	Increase	Decrease
	€m	€m
Discount rate	(28.5)	35.8
Inflation rate	26.9	(22.5)
Rate of increase in salaries	7.2	(6.1)
Rate of increase for pensions in payment	27.2	(21.3)